Document and Entity Information	Feb. 27, 2020
Cover [Abstract]
Entity Registrant Name	CYTOMX THERAPEUTICS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001501989
Document Period End Date	Feb. 27, 2020
Entity Emerging Growth Company	false
Entity File Number	001-37587
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3521219
Entity Address, Address Line One	151 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	515-3185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0. 00001 par value per share
Trading Symbol	CTMX
Name of each exchange on which registered	NASDAQ